As filed with the Securities and Exchange Commission on September 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File number 811-09079
MORGAN KEEGAN SELECT FUND, INC.
(Exact name of registrant as specified in Charter)
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NY 10281
(Address of principal executive offices) (Zip code)
JOHN J. FEENEY, JR., PRESIDENT
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-HYPERION
Date of fiscal year end: April 30, 2008
Date of reporting period: July 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
RMK SELECT SHORT TERM BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Investment Grade — 39.0%
Collateralized Debt Obligations - 37.9%
Fulton Street CDO Limited
Class A Fulton Street CDO Limited†,#	3.64%	04/20/37	$2,000	$120,000
Kodiak CDO
2007-2A C1†,#	4.17	11/07/42	2,000	140,000
Steers Delaware Business Trust
2007-A†,#	5.50	06/20/18	2,000	1,365,000

Total Collateralized Debt Obligations (Cost - $5,891,036)				1,625,000

Home Equity Loans — 1.1%
Empire Funding Home Loan Owner Trust
1999-1 M2	9.50	05/25/30	58	49,867

Total Home Equity Loans (Cost - $59,004)				49,867

Total Asset Backed Securities — Investment Grade (Cost - $5,950,040)				1,674,867

Asset Backed Securities – Below Investment Grade or Ungraded — 0.5%
Collateralized Debt Obligations — 0.0%
Acacia CDO 1 Limited
10A D†,#	5.68	09/07/46	1,524	0
Fort Duquesne CDO Limited
2006-1A D†,#	5.96	10/26/46	984	0
Kodiak CDO
2006-1A G†,#	6.27	08/07/37	1,593	1
Pasa Funding Limited
2007-1A D #,~	6.79	04/07/52	750	0
Taberna Preferred Funding Limited
2006-5A B1†,#	5.53	08/05/36	1,584	0

Total Collateralized Debt Obligations (Cost - $6,112,184)				1

Home Equity Loans — 0.5%
ACE Securities Corp.
2005-SL1 M4	6.11	06/25/35	939	13,489
Morgan Stanley Home Equity Loan Notes
2006-2NA N1†,#	6.25	02/25/36	266	6,054
SB Finance Trust
2005-KS6N A1A†,#	4.75	07/25/35	34	1,465

Total Home Equity Loans (Cost - $1,169,510)				21,008

Total Asset Backed Securities — Below Investment Grade or Ungraded (Cost - $7,281,694)				21,009

Corporate Bonds — Investment Grade - 0.2%

Special Purpose Entities — 0.2%
Preferred Pass-Through Trust
2006-B BAC CLASS B†,#	0.00	11/15/26	30	7,500

Total Special Purpose Entities (Cost - $807,000)				7,500

Total Corporate Bonds — Investment Grade (Cost - $807,000)				7,500

See notes to financial statements.

RMK SELECT SHORT TERM BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Mortgage-Backed Securities — Investment Grade — 41.8%
Collateralized Mortgage Obligations — 41.8%
Countrywide Alternative Loan Trust
2004-15 1A2	5.06%	09/25/34	$130	$97,175
2005-49CB A5	5.50	11/25/35	1,752	1,050,653
2004-15 2A2	5.05	09/25/34	298	217,528

				1,365,356

Deutsche Mortgage Securities Inc.
2006-RS1 N2†,#	3.63	09/27/35	1,000	119,500
Harborview Mortgage Loan Trust
2004-4 3A	3.22	06/19/34	66	59,839
Park Place Securities Inc.
2004-WCW1 M8	5.96	09/25/34	922	104,996
Structured Asset Investment Loan Trust
2003-BC12 M2	4.21	11/25/33	291	146,623

Total Collateralized Mortgage Obligations (Cost - $4,412,666)				1,796,314

Total Mortgage-Backed Securities — Investment Grade (Cost - $4,412,666)				1,796,314

Short Term Investments –16.5%
Time Deposit Agreement with State Street Bank	.50	08/01/08	708	708,000

Total Short Term Investments (Cost - $708,000)				708,000

Total Investments - 98.0% (Cost - $19,159,400)				4,207,690
Other Assets in Excess of Liabilities – 2.0%				83,884

NET ASSETS - 100.0%				$4,291,574

~	—	Non-income producing security. In the case of a bond, it missed its last coupon payment.

†	—	These securities are sold within the terms of private placement memorandum are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	—	Security valued at fair value — See Note 1 of accompanying Notes to Financial Statements regarding investment valuations.

CDO	—	Collateralized Debt Obligation
See notes to financial statements.

RMK SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Investment Grade * - 37.9%
Certificate — Backed Obligations - 5.7%
Beacon Hill CBO III Limited.	3.71%	09/19/37	$4,140	$1,656,000

Total Certificate — Backed Obligations (Cost - $3,310,705)				1,656,000

Collateralized Debt Obligations - 29.9%
Kodiak CDO
2007-2A E†,#	6.02	11/07/42	5,000	50,000
2007-2A C1†,#	4.17	11/07/42	7,000	490,000

				540,000

Steers Delaware Business Trust
2007-A†,#	5.50	06/20/18	12,000	8,190,000

Total Collateralized Debt Obligations (Cost - $23,833,443)				8,730,000

Credit Cards - 0.9%
Curzon Funding Limited
HZ05-1 D#	5.67	02/01/95	5,000	250,000

Total Credit Cards (Cost - $4,963,572)				250,000

Home Equity Loans - 1.4%
Renaissance Home Equity Loan Trust
2003-3 M6#	6.25	12/25/33	93	72,753
SASCA ARC
2004-5A B†	6.75	06/25/34	175	2,098
Structured Asset Investment Loan Trust
2003-BC12 M2	4.21	11/25/33	644	324,148

Total Home Equity Loans (Cost - $895,278)				398,999

Total Asset Backed Securities — Investment Grade (Cost - $33,002,998)				11,034,999

Asset Backed Securities — Below Investment Grade or Ungraded * - 9.6%

Certificate — Backed Obligations - 0.1%
MKP CBO I Limited
4A CS†,#	2.00	07/12/40	5,117	25,583

Total Certificate — Backed Obligations (Cost - $5,116,688)				25,583

Collateralized Debt Obligations - 2.2%
Acacia CDO 1 Limited
10A D†,#	5.68	09/07/46	9,141	0
Infiniti SPC Limited
2006-3A†,#	7.80	10/31/13	4,000	240,000
Attentus CDO Limited
2006-1A C2A†,#	4.17	05/10/36	7,111	142,215
2006-1A D†,#	5.47	05/10/36	5,171	38,780
2006-2A E1†,#	5.89	10/09/41	4,225	0
2007-3A E2†,#	7.98	10/11/37	7,140	53,548

				234,543

Charles River CDO I Limited
1X BV#	5.30	12/09/37	5,196	1
See notes to financial statements.

RMK SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Below Investment Grade or Ungraded * (continued)
Fiorente Funding Limited
2006-1A M1†,#,~	0.00%	11/04/56	$6,124	$0
Grand Avenue CDO Limited
2005-1A D†,#	5.59	04/05/46	5,030	0
G Square Finance Limited
2006-1A C1†,#	4.34	04/05/51	14,628	0
Inman Square Funding Limited
2005-2X IV#	6.74	10/06/40	4,917	0
Kleros Preferred Funding Limited
2006-5A E†,#	6.10	02/02/50	10,070	0
Kodiak CDO
2006-1A G†,#	6.27	08/07/37	6,371	0
Lancer Funding Limited
2007-2A A3†,#	9.79	07/15/47	6,884	0
Lincoln Avenue ABS CDO Limited
1-A D†,#	6.02	07/05/46	3,185	0
Linker Finance PLC
16A E†,#	5.96	05/19/45	6,000	75,000
Newbury Street CDO Limited
2007-1A D†,#	6.48	09/08/53	2,115	0
Norma CDO Limited
2007-1A E†,#	7.09	02/10/19	6,866	0
Orchid Structured Finance CDO Limited
2006-3A E†,#	6.54	01/06/46	3,085	0
Palmer Square PLC
2A CN†,#,~	0.00	11/02/45	8,138	0
Pasa Funding Limited
2007-1A D#	6.79	04/07/52	3,000	0
Sharps CDO
2006-1A D†,#	7.50	05/08/46	4,472	0
Taberna Preferred Funding Limited
2006-6A†,#,~	0.00	12/05/36	7,325	0
2005-3A D†,#	5.43	02/05/36	5,192	0
2006-5A B1†,#	5.53	08/05/36	8,974	0

				0

Tahoma CDO Limited
2007-2A D†,#	7.28	09/15/47	6,779	0
Trapeza CDO I LLC
2006-11A D2†,#	7.10	10/10/24	9,000	90,000
2006-10A D2†,#	8.70	06/06/41	3,066	15,331

				105,331

Webster CDO Limited
2006-1A B2L†,#	6.64	04/13/47	5,000	0

Total Collateralized Debt Obligations (Cost - $172,405,410)				654,875

Home Equity Loans - 7.3%
Aames Mortgage Trust
2001-3 B#	7.13	11/25/31	68	0
ACE Securities Corp.
2005-HE2 M10	5.71	04/25/35	5,000	363,060
2005-SL1 M4	6.11	06/25/35	4,995	71,754

				434,814

Morgan Stanley Dean Witter Capital I
2002-NC3 B1#	5.61	08/25/32	987	67,328
Morgan Stanley Home Equity Loan Notes
2006-2NA N1†,#	6.25	02/25/36	2,390	54,485
Park Place Securities Inc.
See notes to financial statements.

RMK SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Below Investment Grade or Ungraded * (continued)
2005-WHQ2 M11	4.96%	05/25/35	$14,500	$576,578
2004-WCW1 M8	5.96	09/25/34	8,302	944,964

				1,521,542

SB Finance Trust
2005-KS6N A1A†,#	4.75	07/25/35	304	13,183
Sharp SP I LLC Trust
2005-HE1N NB†,#	10.00	02/25/35	999	0
Soundview Home Equity Loan Trust
2005-A M11†	5.46	04/25/35	3,134	44,185

Total Home Equity Loans (Cost - $37,528,240)				2,135,537

Total Asset Backed Securities — Below Investment Grade or Ungraded (Cost - $215,050,338)				2,815,995

Corporate Bonds — Investment Grade * - 16.5%
Special Purpose Entities - 16.5%
Fixed Income Pass-Through Trust 2007
07-C JPM CLASS B†,#,~	1.00	05/15/77	2,200	726,000
Mangrove Bay Pass-Through Trust†	6.10	07/15/33	2,000	1,109,040
Preferred Pass-Through Trust
2006-C MER CLASS B†,#,~	1.00	12/01/26	13,000	2,567,500
2006-B BAC CLASS B†,#,~	0.00	11/15/26	400	100,000

				2,667,500

Pretsl Combination
P XXI†,#	1.96	03/22/38	3,983	298,746

Total Special Purpose Entities (Cost - $31,828,670)				4,801,286

Total Corporate Bonds — Investment Grade (Cost - $31,828,670)				4,801,286

Corporate Bonds — Below Investment Grade or Unrated * - 1.1%

Insurance - 1.1%
Security Capital Assurance Limited	6.88	09/30/17	5,300	318,000

Total Insurance (Cost - $5,300,000)				318,000

Total Corporate Bonds — Below Investment Grade or Unrated (Cost - $5,300,000)				318,000

Government & Agency Securities * - 0.0%
Fannie Mae-Aces
1997-M6 IO	0.80	03/17/37	4,629	2,314
1999-M3 N	0.72	06/25/38	15,802	7,901

Total Government & Agency Securities (Cost - $2,425,651)				10,215

Mortgage-Backed Securities — Investment Grade * - 4.2%

Collateralized Mortgage Obligations - 4.2%
Deutsche ALT-A Securities Trust
2007-OA1 N2†,#	7.50	02/25/47	3,000	138,960
Deutsche Mortgage Securities Inc.
2006-RS1 N2†,#,~	3.63	09/27/35	6,000	717,000
See notes to financial statements.

RMK SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Mortgage-Backed Securities — Investment Grade * (continued)
Harborview Mortgage Loan Trust
2004-1 X	2.61%	04/19/34	$2,308	$71,483
2003-2 1X	2.57	10/19/33	3,808	115,543

				187,026

Mellon Residential Funding Corp.
2004-TBC1 X†,#,~	0.19	02/26/34	16,358	80,643
Structured Asset Securities Corp.
1999-SP1 B	9.00	05/25/29	357	109,342

Total Collateralized Mortgage Obligations (Cost - $11,248,003)				1,232,971

Total Mortgage-Backed Securities — Investment Grade (Cost - $11,248,003)				1,232,971

Mortgage-Backed Securities — Below Investment Grade or Unrated * - 1.1%
Collateralized Mortgage Obligations - 1.1%
Harborview Mortgage Loan Trust
2006-4 B10	4.21	05/19/47	7,892	311,739
Sasco Net Interest Margin Trust
2003-BC2 N3†,#,~	10.00	02/27/33	3,725	0

Total Collateralized Mortgage Obligations (Cost - $10,368,204)				311,739

Total Mortgage-Backed Securities — Below Investment Grade or Unrated (Cost - $10,368,204)				311,739

Preferred Securities - 6.9%
RAM Holdings Limited#	7.50		13	2,002,000

Total Preferred Securities (Cost - $13,201,020)				2,002,000

Short Term Investments – 21.6%
Time Deposit Agreement with State Street Bank	1.35	08/01/08	6,305	6,305,000

Total Short Term Investments (Cost - $6,305,000)				6,305,000

Total Investments – 98.9% (Cost - $328,729,884)				28,832,205
Other Assets in Excess of Liabilities – 1.1%				317,762

NET ASSETS – 100.0%				$29,149,967

*	—	Ratings are unaudited.

~	—	Non-income producing security. In the case of a bond, it missed its last coupon payment.

†	—	These securities are sold within the terms of private placement memorandum are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	—	Security valued at fair value — See Note 1 of accompanying Notes to the Financial Statements regarding investment valuations.
See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Investment Grade - 0.4%
Collateralized Debt Obligations - 0.4%
Lincoln Park Referenced Linked Notes 2001-1 Limited LNK 01-1†#	6.22%	07/30/31	$5,000	$137,500

Total Collateralized Debt Obligations (Cost - $4,486,136)				137,500

Total Asset Backed Securities (Cost - $4,486,136)				137,500

Asset Backed Securities — Below Investment Grade or Unrated - 21.8%

Collateralized Debt Obligations - 13.3%
Palmer Square PLC
2A CN†#~	0.00	11/02/45	5,086	0
Aardvark ABS CDO
2007-1A#~	0.00	07/06/47	3,500	0
ACA ABS 2006-2 Limited
2006-2†#~	0.00	01/10/47	30	0
Acacia CDO 1 Limited
10A SUB†#~	0.00	09/07/46	5,000	0
Aladdin CDO I Limited
2006-3A Note†~	7.80	10/31/13	6,000	360,000
Ambassador Structured Finance CDO Limited
2005-1A IN#~	0.00	07/03/41	4,500	0
Attentus CDO Limited
2006-2A E2#	8.40	10/09/41	777	0
2007-3A F†#	9.53	10/11/42	8,586	0

2006-2A F2#	10.30	10/09/41	2,015	0

				0
Broderick CDO Limited
2007-3A E#	9.42	12/06/50	4,321	0
Cairn Mezzanine ABS CDO PLC
2007-3A#~	0.00	08/13/47	6,000	0
Dillon Read CMBS CDO Limited
2006-1A†#~	0.00	12/05/46	7,000	1,050,000
Duke Funding Limited
2005-HG1A#~	0.00	01/27/45	2,000	1
Grand Avenue CDO Limited
2005-1A E2†#	10.50	04/05/46	4,326	0
Gulf Stream Atlantic CDO Limited
2007-1A†#~	0.00	07/13/47	3,500	0
Ischus CDO III Limited†#~	0.00	07/03/46	5	5,000
IXIS ABS CDO 1 Limited†#~	0.00	12/12/46	3,000	0
Kenmore Street Synthetic CDO
2006-1A Note†#	7.80	04/30/14	37,000	2,497,500
Kleros Preferred Funding III Limited†#~	0.00	10/26/50	53	0
Kleros Preferred Funding Limited
2006-5A#~	0.00	02/02/50	5,500	0
Knollwood CDO Limited
2006-2A#~	0.00	07/13/46	5,250	0

2006-2A E†#	8.79	07/13/46	3,410	0

				0
Kodiak CDO I Limited
2006-1A†#~	0.00	08/07/37	10,364	0
Lancer Funding Limited
2007-2A A3†#	9.79	07/15/47	11,800	0
Montauk Point CDO II Limited†#~	0.00	06/07/46	4	4,000
Preferred Term Secs XXII Limited 3c7†~	0.00	09/22/36	6,600	16,500
Preferred Term Secs XXIII Limited†~	0.00	12/22/36	5,000	750,000

See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Asset Backed Securities — Below Investment Grade or Unrated - 21.8% (continued)
Collateralized Debt Obligations - 13.3% (continued)
Sharps CDO
2006-1A E†#~	7.50%	05/08/46	$6,901	$0
Silver Elms CDO PLC
2006-1A E#	10.00	12/22/51	7,450	0
Squared CDO Limited
2007-1A C†#	7.64	01/15/58	2,093	0
Taberna Preferred Funding Limited
2006-6A†#~	0.00	12/06/36	10,464	0
2006-7A C1†#~	0.00	02/05/37	10,343	0

				0

Trapeza CDO I LLC
2006-11A F#	10.20	10/10/41	2,051	5,127
2006-11A#~	0.00	10/10/41	2,000	0
2006-10A#~	0.00	06/06/41	4,328	10,820

				15,947

Tahoma CDO Limited
2007-2A D†#	7.28	09/16/47	2,086	0
Webster CDO Limited
2006-1 P1†#~	0.00	04/13/47	5	0

Total Collateralized Debt Obligations (Cost - $183,603,484)				4,698,948

Collateralized Loan Obligations - 1.7%
Eirles Two Limited	0.00	08/03/21	1,500	603,750

Total Collateralized Loan Obligations (Cost - $1,500,000)				603,750

Equipment Leases - 3.8%
Aerco Limited
2A C2†#	4.51	07/15/25	21,742	0
1X C1#	3.81	07/15/23	17,678	176,776
2A B2†#	3.51	07/15/25	13,872	416,170

				592,946

DVI Receivables Corp.
2001-2 A4#	4.61	11/11/09	2,537	512,726
2001-2 A3#	3.52	11/11/09	1,321	243,795

				756,521

Lease Investment Flight Trust
2001-1 C2#	8.09	07/15/31	17,233	0

Total Equipment Leases (Cost - $27,914,929)				1,349,467

Home Equity Loans - 2.1%
Ameriquest Mortgage Securities Inc.
2003-8 MV6	6.21	10/25/33	603	54,153
Conseco Finance
2001-C B2#	6.46	08/15/33	253	79,299
Long Beach Asset Holdings Corp.
2005-WL1 N4†#	7.50	06/25/45	12,000	0
2006-2 N3†#	8.35	04/25/46	3,600	0

				0

Long Beach Mortgage Loan Trust
2005-2 B2†#	5.21	04/25/35	3,099	59,501
Master Asset Backed Securities Trust
2004-CI4 N2†#	9.00	04/26/34	1,605	0

See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)
Asset Backed Securities — Below Investment Grade or Unrated — 21.8% (continued)
Home Equity Loans — 2.1% (continued)
Meritage Asset Holdings
2005-2 N4†#	7.50%	11/25/35	$5,200	$0
Park Place Securities Inc.
2005-WHQ4 M11†	4.96	09/25/35	1,600	17,440
2005-WCW3 M10	4.96	08/25/35	5,000	522,000
2005-WCW2 M11†	4.96	07/25/35	2,604	28,647

				568,087

Terwin Mortgage Trust
2006-R2 A†#~	0.00	12/25/36	12,799	0
2005-R1 A†#~	0.00	12/28/36	15,000	0
2005-11SL B7†#~	0.00	11/25/36	2,330	699
2005-7SL B7†#~	0.00	07/25/35	4,196	0

				699

Total Home Equity Loans (Cost - $58,834,346)				761,739

Recreational Equipment — 0.9%
Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS	7.65	10/15/17	357	307,350

Total Recreational Equipment (Cost - $330,946)				307,350

Total Asset Backed Securities — Below Investment Grade or Unrated (Cost - $272,183,705)				7,721,254

Corporate Bonds — Below Investment Grade or Unrated — 21.6%
Automobiles — 2.5%
Metaldyne Corp.	11.00	06/15/12	3,825	879,750

Total Automobiles (Cost - $3,471,464)				879,750

Finance — 19.0%
Advanta Capital Trust I SER B	8.99	12/17/26	2,849	1,673,787
MM Community Funding Limited†#~	0.00	08/01/31	1,000	260,000
Regional Diversified Funding†#~	0.00	01/25/36	2,000	20,000
Steers Delaware Business Trust 2007-A†#	5.50	06/20/18	7,000	4,777,500
TPref Funding III Limited†#~	0.00	01/15/33	3,000	15,000

Total Finance (Cost - $15,836,768)				6,746,287

Industrials — 0.0%
Home Products International Inc#~	0.00		32	954

Total Industrials (Cost - $3,037,144)				954

Manufacturing — 0.1%
MAAX Corp.	9.75	06/15/12	950	23,750

Total Manufacturing (Cost - $718,052)				23,750

See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)
Total Corporate Bonds — Below Investment Grade or Unrated (Cost - $23,063,428)				$7,650,741

Mortgage-Backed Securities — Investment Grade — 1.4%
Collateralized Mortgage Obligations — 1.4%
Asset Securitization Corp.
1996-D2 ACS2	1.07%	02/14/29	$1,005	18,344
Structured Asset Investment Loan Trust
2004-1 M5	6.96	02/25/34	914	143,974
Harborview Mortgage Loan Trust
2004-1 X	2.61	04/19/34	4,616	142,966
2003-2 1X	2.57	10/19/33	6,548	198,681

				341,647

Total Collateralized Mortgage Obligations (Cost - $3,082,853)				503,965

Total Mortgage-Backed Securities — Investment Grade (Cost - $3,082,853)				503,965

Mortgage-Backed Securities — Below Investment Grade or Unrated — 27.1%
Collateralized Mortgage Obligations - 27.1%
Structured Asset Investment Loan Trust
2005-HE2 M10	4.96	07/25/35	3,266	0
Countrywide Alternative Loan Trust
2006-6CB B4#	5.57	05/25/36	3,924	120,846
Fremont Trust
2005-2 N3†#	7.50	06/25/35	3,621	0
Greenwich Structured Adjustable Rate Mortgage Products
2005-4A N2†#~	0.00	07/27/45	14,289	4,688,306
2005-3A N2†#~	2.00	06/20/35	10,000	3,133,000

				7,821,306

Harborview Mortgage Loan Trust
2006-4 B11†#~	4.21	05/19/47	5,654	98,942
2006-5 B11†#~	4.21	07/20/36	5,504	61,091

				160,033

Harborview Corp.
2006-14 N4†#	8.35	12/19/36	2,000	177,620
2006-8A N5†#~	0.00	07/21/36	11,679	0
2006-14 PS†#~	0.00	12/19/36	11,000	0

				177,620

Sasco Trust
2003-S A†	7.50	12/28/33	1,306	195,977
Sharp SP I LLC Trust
2006-AHM3 N3†#	12.50	10/25/46	2,000	328,500
Structured Asset Securities Corp.
1999-1 Note†#	10.00	08/25/28	7,264	821,594

Total Collateralized Mortgage Obligations (Cost - $48,668,686)				9,625,876

Residential — 0.0%
Indymac Index Mortgage Loan Trust
CI-1 Corp†#~	0.00	06/25/46	127	0

Total Residential (Cost - $3,455,094)				0

Total Mortgage-Backed Securities — Below Investment Grade or Unrated (Cost - $52,123,780)				9,625,876

See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 1)

Municipal Securities -0.3%
Residential - 0.3%
Pima County Industrial Development Authority
CABS-A	0.00%	06/01/09	$45	$41,973
CABS-A	0.00	06/01/10	64	53,547

				95,520

Total Residential (Cost - $102,878)				95,520

Total Municipal Securities (Cost - $102,878)				95,520

Common Stock -8.1%			Shares
Consumer Products - 0.2%
Home Products International Inc#~			795	72,792

Total Consumer Products				72,792

Energy - 2.4%
Pinnacle Gas Resources Inc.~			285	856,200

Total Energy				856,200

Finance - 4.4%
FSI Realty Trust
COM~			288	360,000
COM 144A†~			83	103,500

				463,500

Mid Country Financial Corp. # ~			110	1,102,940

Total Finance				1,566,440

Health Care - 0.1%
InSight Health Services Holdings Corp.~			435	43,528

Total Healthcare				43,528

Industrials - 0.7%
Intermet Corp.#			112	13,404
Port Townsend Holdings Company Inc.~			2	246,881

Total Industrials				260,285

Technology - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.			9	83,495

Total Technology				83,495

Total Common Stock (Cost - $20,035,372)				2,882,740

Short Term Investments — 17.9%
Time Deposit Agreement with State Street Bank	1.35	08/01/08	6,305	6,305,000
Total Short Term Investments (Cost - $6,350,000)				6,350,000

Total Investments — 98.6% (Cost - $381,428,152)				34,967,596
Other Assets and Liabilities, Net - 1.4%				487,253

NET ASSETS - 100%				$35,454,849

See notes to financial statements.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
Portfolio of Investments (Unaudited)
July 31, 2008

~	—	Non-income producing security. In the case of a bond, it missed its last coupon payment.
†	—	These securities are sold within the terms of private placement memorandum are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
#	—	Security valued at fair value — See Note 1 of accompanying Notes to Financial Statements regarding investment valuations.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust

See notes to financial statements.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
Investments in securities listed or traded on a securities exchange are valued at the last quoted sale price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00p.m. Eastern Time, on the valuation date.  Equity securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e. the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer.  Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes.  Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
FAS 157: Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in Securities
	Short Term	Intermediate	High Income
Valuation Inputs	Bond Fund	Bond Fund	Bond Fund

Level 1 - Quoted Prices	$708,000	$6,623,000	$9,910,511
Level 2 - Other Significant Observable Inputs	1,270,606	4,144,764	311,992
Level 3 – Significant Unobservable Inputs	2,229,084	18,064,441	24,745,093

Total	$4,207,690	$28,832,205	$34,967,596

Level 3 Reconciliation

	Investments in Securities
	Short Term	Intermediate	High Income
	Bond Fund	Bond Fund	Bond Fund

Balance as of April 30, 2008	$3,246,660	$32,904,114	$52,507,228
Net purchases/(sales) at cost	42,650	958,557	(2,650,975)
Realized gain/(loss)	(955,000)	(24,777,138)	(32,991,866)
Change in unrealized appreciation/(depreciation)	(574,792)	7,732,478	6,000,895
Accretion/(amortization)	—	(5,118)	814
Transfers in and/or out of Level 3	469,566	1,251,548	1,878,997

Balance as of July 31, 2008	$2,229,084	$18,064,441	$24,745,093

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant): Morgan Keegan Select Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr. John J. Feeney, Jr. President
          Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr. John J. Feeney, Jr. President
          Date: September 26, 2008

by (Signature and Title):	/s/ Thomas F. Doodian Thomas F. Doodian, Treasurer
          Date: September26, 2008